PENSION AND OTHER POSTRETIREMENT BENEFITS - AMOUNT RECOGNIZED IN ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Canada | Pension
Amount included in AOCI
Net actuarial loss	$ 435	$ 334
Prior service credit	0	0
Total amount recognized in AOCI	435	334
Canada | OPEB
Amount included in AOCI
Net actuarial loss	(29)	17
Prior service credit	(2)	(2)
Total amount recognized in AOCI	(31)	15
United States | Pension
Amount included in AOCI
Net actuarial loss	133	112
Prior service credit	(3)	0
Total amount recognized in AOCI	130	112
United States | OPEB
Amount included in AOCI
Net actuarial loss	(15)	(15)
Prior service credit	(15)	(11)
Total amount recognized in AOCI	$ (30)	$ (26)